Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2008			$ 9,727,000,000	$ 15,262,000,000	$ (1,141,000,000)	$ 393,000,000	$ 1,288,000,000	$ 581,000,000		$ (11,493,000,000)	$ 17,000,000	$ (34,000,000)		$ 18,340,000,000	$ 9,616,000,000	$ 1,892,000,000
Beginning of the period, shares at Dec. 31, 2008					(151,792,203)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(9,000,000)
Acquisitions, shares					(831,400)
Conversions, shares					43,800
Change in the period						18,000,000	290,000,000	644,000,000		9,721,000,000	(17,000,000)	(4,000,000)	2,000,000
Transfer from/to unappropriated retained earnings														10,168,000,000
Net income attributable to the Company's stockholders	5,349,000,000														5,349,000,000
Remuneration of mandatorily convertible notes
Preferred class A stock															(58,000,000)
Common stock															(93,000,000)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(570,000,000)
Common stock															(894,000,000)
Appropriation from/to undistributed retained earnings															(10,168,000,000)
Disposals (acquisitions) of noncontrolling interests																83,000,000
Cumulative translation adjustments																823,000,000
Cash flow hedge	18,000,000															(18,000,000)
Net income (loss) attributable to noncontrolling interests	107,000,000															107,000,000
Dividends and interest attributable to noncontrolling interests																(56,000,000)
Number of shares issued and outstanding:	5,212,724,297				(152,579,803)
End of the period at Dec. 31, 2009	59,766,000,000	56,935,000,000	9,727,000,000	15,262,000,000	(1,150,000,000)	411,000,000	1,578,000,000	1,225,000,000	(1,808,000,000)	(1,772,000,000)		(38,000,000)	2,000,000	28,508,000,000	3,182,000,000	2,831,000,000
End of the period, shares at Dec. 31, 2009	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,510,000,000)
Acquisitions, shares					(69,880,400)
Conversions, shares					75,435,238
Change in the period						1,777,000,000	(1,288,000,000)	(581,000,000)		1,519,000,000	3,000,000	(21,000,000)	(26,000,000)
Transfer from undistributed retained earnings			643,000,000	754,000,000
Transfer from/to unappropriated retained earnings														15,107,000,000
Transfer to capitalized earnings														(1,397,000,000)
Net income attributable to the Company's stockholders	17,264,000,000														17,264,000,000
Remuneration of mandatorily convertible notes
Preferred class A stock															(72,000,000)
Common stock															(61,000,000)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,940,000,000)
Common stock															(3,100,000,000)
Appropriation from/to undistributed retained earnings															(15,107,000,000)
Disposals (acquisitions) of noncontrolling interests																1,629,000,000
Cumulative translation adjustments																104,000,000
Cash flow hedge	(40,000,000)															40,000,000
Net income (loss) attributable to noncontrolling interests	189,000,000															189,000,000
Dividends and interest attributable to noncontrolling interests																(104,000,000)
Capitalization of stockholders advances																27,000,000
Assets and liabilities held for sale																(1,886,000,000)
Number of shares issued and outstanding:	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the period at Dec. 31, 2010	71,729,000,000	68,899,000,000	10,370,000,000	16,016,000,000	(2,660,000,000)	2,188,000,000	290,000,000	644,000,000	(333,000,000)	(253,000,000)	3,000,000	(59,000,000)	(24,000,000)	42,218,000,000	166,000,000	2,830,000,000
End of the period, shares at Dec. 31, 2010	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
Beginning of the period at Sep. 30, 2010			10,370,000,000	16,016,000,000	(1,528,000,000)	2,188,000,000	290,000,000	644,000,000		(265,000,000)	1,000,000	154,000,000	109,000,000	27,730,000,000	13,612,000,000	2,826,000,000
Beginning of the period, shares at Sep. 30, 2010					(108,299,565)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,132,000,000)
Acquisitions, shares					(38,725,400)
Change in the period										12,000,000	2,000,000	(213,000,000)	(133,000,000)
Transfer from/to unappropriated retained earnings														14,488,000,000
Net income attributable to the Company's stockholders	5,917,000,000														5,917,000,000
Remuneration of mandatorily convertible notes
Preferred class A stock															(23,000,000)
Common stock															(10,000,000)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,863,000,000)
Common stock															(2,979,000,000)
Appropriation from/to undistributed retained earnings															(14,488,000,000)
Cumulative translation adjustments																(85,000,000)
Cash flow hedge	(5,000,000)															5,000,000
Net income (loss) attributable to noncontrolling interests	131,000,000															131,000,000
Dividends and interest attributable to noncontrolling interests																(18,000,000)
Capitalization of stockholders advances																27,000,000
Assets and liabilities held for sale																(56,000,000)
Number of shares issued and outstanding:	5,218,279,135				(147,024,965)
End of the period at Dec. 31, 2010	71,729,000,000	68,899,000,000	10,370,000,000	16,016,000,000	(2,660,000,000)	2,188,000,000			(333,000,000)	(253,000,000)	3,000,000	(59,000,000)	(24,000,000)	42,218,000,000	166,000,000	2,830,000,000
End of the period, shares at Dec. 31, 2010	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(3,002,000,000)
Acquisitions, shares					(120,987,980)
Conversions, shares					1,924
Change in the period						(2,249,000,000)				(4,985,000,000)	(2,000,000)	(508,000,000)	155,000,000
Capital increase			6,358,000,000	9,821,000,000
Transfer from/to unappropriated retained earnings														13,221,000,000
Transfer to capitalized earnings														(14,309,000,000)
Net income attributable to the Company's stockholders	22,885,000,000														22,885,000,000
Remuneration of mandatorily convertible notes
Preferred class A stock															(97,000,000)
Common stock															(70,000,000)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(2,143,000,000)
Common stock															(3,038,000,000)
Appropriation from/to undistributed retained earnings															(13,221,000,000)
Disposals (acquisitions) of noncontrolling interests																(631,000,000)
Cumulative translation adjustments																(210,000,000)
Cash flow hedge	(1,000,000)															1,000,000
Net income (loss) attributable to noncontrolling interests	(233,000,000)															(233,000,000)
Net income (loss) attributable to redeemable noncontrolling interests																(207,000,000)
Dividends and interest attributable to noncontrolling interests																(105,000,000)
Capitalization of stockholders advances																31,000,000
Pension plan																4,000,000
Number of shares issued and outstanding:	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
End of the period at Dec. 31, 2011	79,609,000,000	77,715,000,000	16,728,000,000	25,837,000,000	(5,662,000,000)	(61,000,000)	290,000,000	644,000,000	(5,673,000,000)	(5,238,000,000)	1,000,000	(567,000,000)	131,000,000	41,130,000,000	4,482,000,000	1,894,000,000
End of the period, shares at Dec. 31, 2011	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
Beginning of the period at Jun. 30, 2011			16,728,000,000	25,837,000,000	(2,660,000,000)	318,000,000	290,000,000	644,000,000		2,515,000,000		(71,000,000)	122,000,000	30,082,000,000	11,211,000,000	2,905,000,000
Beginning of the period, shares at Jun. 30, 2011					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(2,001,000,000)
Acquisitions, shares					(79,094,780)
Conversions, shares					267
Change in the period										(7,486,000,000)		(317,000,000)	149,000,000
Transfer from/to unappropriated retained earnings														(4,397,000,000)
Net income attributable to the Company's stockholders	4,935,000,000														4,935,000,000
Remuneration of mandatorily convertible notes
Preferred class A stock															(40,000,000)
Common stock															(16,000,000)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231,000,000)
Common stock															(1,769,000,000)
Appropriation from/to undistributed retained earnings															4,397,000,000
Cumulative translation adjustments																(269,000,000)
Net income (loss) attributable to noncontrolling interests	(24,000,000)															(24,000,000)
Net income (loss) attributable to redeemable noncontrolling interests																(22,000,000)
Capitalization of stockholders advances																11,000,000
Pension plan																(1,000,000)
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	79,884,000,000	77,240,000,000	16,728,000,000	25,837,000,000	(4,661,000,000)	318,000,000	290,000,000	644,000,000	(5,088,000,000)	(4,971,000,000)		(388,000,000)	271,000,000	25,685,000,000	17,487,000,000	2,644,000,000
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,001,000,000)
Acquisitions, shares					(41,893,200)
Conversions, shares					1,648
Change in the period						(379,000,000)				(267,000,000)	1,000,000	(179,000,000)	(140,000,000)
Transfer from/to unappropriated retained earnings														15,445,000,000
Net income attributable to the Company's stockholders	4,672,000,000														4,672,000,000
Remuneration of mandatorily convertible notes
Preferred class A stock															(15,000,000)
Common stock															(36,000,000)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(912,000,000)
Common stock															(1,296,000,000)
Appropriation from/to undistributed retained earnings															(15,445,000,000)
Disposals (acquisitions) of noncontrolling interests																(748,000,000)
Cumulative translation adjustments																73,000,000
Net income (loss) attributable to noncontrolling interests	(99,000,000)															(99,000,000)
Net income (loss) attributable to redeemable noncontrolling interests																(52,000,000)
Dividends and interest attributable to noncontrolling interests																(40,000,000)
Capitalization of stockholders advances																12,000,000
Number of shares issued and outstanding:	5,097,293,079				(268,011,021)
End of the period at Dec. 31, 2011	$ 79,609,000,000	$ 77,715,000,000			$ (5,662,000,000)	$ (61,000,000)	$ 290,000,000	$ 644,000,000	$ (5,673,000,000)	$ (5,238,000,000)	$ 1,000,000	$ (567,000,000)	$ 131,000,000	$ 41,130,000,000	$ 4,482,000,000	$ 1,894,000,000
End of the period, shares at Dec. 31, 2011	5,097,293,079				(268,011,021)